Summary Of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Total depreciation expense	$ 895	$ 844	$ 779
Foreign currency net transaction gains (losses)	(24)	(17)	9
Shipping and handling costs	905	653	603
Excess tax benefits from the vesting of stock-based awards	$ 19	$ 32	$ 26
Building And Building Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of assets, maximum (years)	40
Machinery And Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of assets, minimum (years)	3
Estimated useful lives of assets, maximum (years)	15
Software Costs [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of the software maximum (years)	5